Operating Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Information of Operating Segment [Abstract]
Net interest income	$ 43,230,000,000	$ 42,763,000,000	$ 44,757,000,000
Provision for credit losses	7,217,000,000	7,899,000,000	15,753,000,000	21,668,000,000	15,979,000,000
Noninterest income	42,856,000,000	38,185,000,000	40,453,000,000
Noninterest expense	50,398,000,000	49,393,000,000	50,456,000,000
Income (loss) before income tax expense (benefit)	28,471,000,000	23,656,000,000	19,001,000,000
Income tax benefit	9,103,000,000	7,445,000,000	6,338,000,000
Net income (loss) before noncontrolling interests	19,368,000,000	16,211,000,000	12,663,000,000
Less: Net income (loss) from noncontrolling interests	471,000,000	342,000,000	301,000,000
Net income	18,897,000,000	15,869,000,000	12,362,000,000
Average loans	775,200,000,000	757,100,000,000
Average assets	1,341,600,000,000	1,270,300,000,000
Average core deposits	893,900,000,000	826,700,000,000
Operating Segment (Textual) [Abstract]
Annual sales of wholesale banking customers	in excess of $20 million
Annual sales of small business community banking customers	up to $20 million
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,045,000,000	29,657,000,000	31,885,000,000
Provision for credit losses	6,835,000,000	7,976,000,000	13,807,000,000
Noninterest income	24,360,000,000	21,124,000,000	22,604,000,000
Noninterest expense	30,840,000,000	29,252,000,000	30,071,000,000
Income (loss) before income tax expense (benefit)	15,730,000,000	13,553,000,000	10,611,000,000
Income tax benefit	4,774,000,000	4,104,000,000	3,347,000,000
Net income (loss) before noncontrolling interests	10,956,000,000	9,449,000,000	7,264,000,000
Less: Net income (loss) from noncontrolling interests	464,000,000	316,000,000	274,000,000
Net income	10,492,000,000	9,133,000,000	6,990,000,000
Average loans	487,100,000,000	496,300,000,000
Average assets	761,100,000,000	752,300,000,000
Average core deposits	591,200,000,000	556,300,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	12,648,000,000	11,616,000,000	11,474,000,000
Provision for credit losses	286,000,000	(110,000,000)	1,920,000,000
Noninterest income	11,444,000,000	9,952,000,000	10,951,000,000
Noninterest expense	12,082,000,000	11,177,000,000	11,269,000,000
Income (loss) before income tax expense (benefit)	11,724,000,000	10,501,000,000	9,236,000,000
Income tax benefit	3,943,000,000	3,495,000,000	3,315,000,000
Net income (loss) before noncontrolling interests	7,781,000,000	7,006,000,000	5,921,000,000
Less: Net income (loss) from noncontrolling interests	7,000,000	19,000,000	20,000,000
Net income	7,774,000,000	6,987,000,000	5,901,000,000
Average loans	273,800,000,000	249,100,000,000
Average assets	481,700,000,000	428,100,000,000
Average core deposits	227,000,000,000	202,100,000,000
Wealth Brokerage and Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	2,768,000,000	2,844,000,000	2,707,000,000
Provision for credit losses	125,000,000	170,000,000	334,000,000
Noninterest income	9,392,000,000	9,333,000,000	9,023,000,000
Noninterest expense	9,893,000,000	9,934,000,000	9,768,000,000
Income (loss) before income tax expense (benefit)	2,142,000,000	2,073,000,000	1,628,000,000
Income tax benefit	814,000,000	785,000,000	616,000,000
Net income (loss) before noncontrolling interests	1,328,000,000	1,288,000,000	1,012,000,000
Less: Net income (loss) from noncontrolling interests	0	7,000,000	7,000,000
Net income	1,328,000,000	1,281,000,000	1,005,000,000
Average loans	42,700,000,000	43,000,000,000
Average assets	164,600,000,000	155,200,000,000
Average core deposits	137,500,000,000	130,000,000,000
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,231,000,000)	(1,354,000,000)	(1,309,000,000)
Provision for credit losses	(29,000,000)	(137,000,000)	(308,000,000)
Noninterest income	(2,340,000,000)	(2,224,000,000)	(2,125,000,000)
Noninterest expense	(2,417,000,000)	(970,000,000)	(652,000,000)
Income (loss) before income tax expense (benefit)	(1,125,000,000)	(2,471,000,000)	(2,474,000,000)
Income tax benefit	(428,000,000)	(939,000,000)	(940,000,000)
Net income (loss) before noncontrolling interests	(697,000,000)	(1,532,000,000)	(1,534,000,000)
Less: Net income (loss) from noncontrolling interests	0	0	0
Net income	(697,000,000)	(1,532,000,000)	(1,534,000,000)
Average loans	(28,400,000,000)	(31,300,000,000)
Average assets	(65,800,000,000)	(65,300,000,000)
Average core deposits	$ (61,800,000,000)	$ (61,700,000,000)